Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022
Loss on disposition of assets			$ (11,122)
Loss on disposition of assets	$ 11,122	$ 11,122	11,122
Corium Agreement [Member]
Minimum material purchase requirements	$ 11,100
Loss on disposition of assets			$ (11,100)